(18) BORROWINGS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	R$ 7,587,102	R$ 8,989,846	R$ 7,402,450
2024 [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	495,832
2035 to 2039 [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	66,074
2025 [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	471,073
2021 [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	2,587,780
2022 [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	1,521,850
2023 [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	894,184
2030 to 2034 [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	227,898
Subtotal [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	7,584,402
2026 To 2030 [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	1,319,711
Fair Value Adjustment [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Noncurrent borrowings	R$ 2,700